COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Royalty expense, percentage of grants		300.00%
Royalty expense		$ 15,886
Lease period	7 years
Rent expense per month	39
Rent expense, percentage of expenses, plus management fees	15.00%
Lease expiration date	Aug. 31, 2014
Operating lease expiration period		2013 through 2015
Rent expense		2,345	2,415	1,676
Settlement payment			1,300,000
Purchase commitments		3,401
Research and development grants [Member]
Commitments and Contingencies [Line Items]
Royalty expense, percentage of net sales		3.50%
Royalty expense, percentage of grants		100.00%
Accrued royalties		14,661
Contingent obligation		15,886
Royalty expense		$ 17,703	$ 2,746	$ 2,015